Stock-Based Compensation Plans	12 Months Ended
Jan. 31, 2025
Stock-Based Compensation Plans
Stock-Based Compensation Plans

Note 17 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Cost of revenues	1,407	1,128	940
Sales and marketing	6,440	5,197	2,468
Research and development	2,744	2,138	1,788
General and administrative	9,371	8,017	8,471
Effect on net income	19,962	16,480	13,667

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $1.2 million ($1.0 million at January 31, 2024) recognized in the United States and Canada. The tax benefit realized in connection with stock options exercised during 2025, 2024 and 2023 was $0.2 million, $0.4 million and nominal, respectively.

Stock Options

As of January 31, 2025, we had 1,501,901 stock options granted and outstanding under our shareholder-approved stock option plan and 2,177,290 remained available for grant.

As of January 31, 2025, $9.7 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 2.4 years. The total fair value of stock options vested during 2025 was $6.4 million.

The total number of options granted during the years ended January 31, 2025, 2024 and 2023 was 280,658, 278,845 and 356,014, respectively. The weighted average grant-date fair value of options granted during the years ended January 31, 2025, 2024 and 2023 was $29.53, $26.19 and $18.47 per option, respectively.

The weighted-average assumptions were as follows:

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Expected dividend yield (%)	—	—	—
Expected volatility (%)	30.0	30.8	29.2
Risk-free rate (%)	3.6	3.2	2.4
Expected option life (years)	5	5	5

A summary of option activity under all of our plans is presented as follows:

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2023	1,593,433	$45.54	4.1	$45.7
Granted	278,845	$79.80
Exercised	(285,808)	$33.06
Forfeited	(17,919)	$62.30
Balance at January 31, 2024	1,568,551	$52.31	3.9	$54.8
Granted	280,658	$88.82
Exercised	(332,109)	$37.25
Forfeited	(15,199)	$77.06
Balance at January 31, 2025	1,501,901	$61.06	3.8	$91.6

Vested or expected to vest at January 31, 2025	1,501,901	$61.06	3.8	$91.6

Exercisable at January 31, 2025	1,091,499	$54.70	3.3	$73.5

The total intrinsic value of options exercised during the years ended January 31, 2025, 2024 and 2023 was approximately $20.3 million, $13.2 million and $2.5 million, respectively. The exercise price range for outstanding options at January 31, 2025 was $26.44 to $120.82.

A summary of the status of our unvested stock options under our shareholder-approved stock option plan as of January 31, 2025 is presented as follows:

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2023	488,821	$16.11
Granted	278,845	$26.19
Vested	(303,628)	$17.74
Forfeited	(17,485)	$18.29
Balance at January 31, 2024	446,553	$20.67
Granted	280,658	$29.53
Vested	(301,921)	$21.88
Forfeited	(14,888)	$25.16
Balance at January 31, 2025	410,402	$25.21

Performance Share Units

A summary of PSU activity is as follows:

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2023	915,233	$38.41	4.5	$67.9
Granted	95,134	$105.96
Performance units issued	68,005	$53.80
Exercised	(87,354)	$14.29
Forfeited	(2,475)	$81.82
Balance at January 31, 2024	988,543	$53.81	4.5	$86.3
Granted	92,873	$109.77
Performance units issued	40,477	$80.11
Exercised	(109,820)	$19.88
Forfeited	(3,428)	$80.66
Balance at January 31, 2025	1,008,645	$62.92	4.6	$123.1

Vested or expected to vest at January 31, 2025	1,008,645	$62.92	4.6	$123.1

Exercisable at January 31, 2025	726,075	$47.45	3.2	$88.6

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2025) that would have been received by PSU holders if all PSUs had been vested on January 31, 2025.

As of January 31, 2025, $10.6 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of PSUs vested during 2025 was $6.1 million.

Restricted Share Units

A summary of RSU activity is as follows:

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2023	474,631	$32.44	4.7	$35.2
Granted	61,774	$79.89
Exercised	(53,898)	$8.52
Forfeited	(413)	$60.66
Balance at January 31, 2024	482,094	$40.19	4.8	$42.1
Granted	62,597	$88.66
Exercised	(54,173)	$13.36
Forfeited	(829)	$70.74
Balance at January 31, 2025	489,689	$48.48	5.0	$59.8

Vested or expected to vest at January 31, 2025	489,689	$48.48	5.0	$59.8

Exercisable at January 31, 2025	427,613	$43.14	4.4	$52.2

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2025) that would have been received by RSU holders if all RSUs had been vested on January 31, 2025.

As of January 31, 2025, $5.1 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of RSUs vested during 2025 was $4.5 million.

Deferred Share Unit Plan

As at January 31, 2025, the total number of DSUs held by participating directors was 332,473 (311,081 at January 31, 2024), representing an aggregate accrued liability of $38.6 million ($27.3 million at January 31, 2024). During 2025, 21,392 DSUs were granted and nil DSUs were redeemed and settled in cash. As at January 31, 2025, the unrecognized aggregate liability for the unvested DSUs was nil (nil at January 31, 2024). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $13.9 million, $6.7 million and $3.2 million for the years ended January 31, 2025, 2024 and 2023, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2023	14,583	1.4
Granted	7,879
Vested and settled in cash	(11,092)
Balance at January 31, 2024	11,370	1.8
Granted	8,579
Vested and settled in cash	(7,333)
Forfeited	(599)
Balance at January 31, 2025	12,017	1.7

Non-vested at January 31, 2025	12,017	1.7

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $0.2 million at January 31, 2025 ($0.2 million at January 31, 2024). As at January 31, 2025, the unrecognized aggregate liability for the unvested CRSUs was $1.2 million ($0.8 million at January 31, 2024). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $0.8 million, $0.6 million and $0.8 million for the years ended January 31, 2025, 2024 and 2023, respectively.